Distributions of Available Cash	6 Months Ended	12 Months Ended
	Mar. 24, 2012	Sep. 24, 2011
Distributions of Available Cash [Abstract]
Distributions of Available Cash
8.	Distributions of Available Cash
The Partnership makes distributions to its limited partners no later than 45 days after the end of each fiscal quarter of the Partnership in an aggregate amount equal to its Available Cash for such quarter. Available Cash, as defined in the Partnership Agreement, generally means all cash on hand at the end of the respective fiscal quarter less the amount of cash reserves established by the Board of Supervisors in its reasonable discretion for future cash requirements. These reserves are retained for the proper conduct of the Partnership's business, the payment of debt principal and interest and for distributions during the next four quarters.

On April 19, 2012, the Partnership announced a quarterly distribution of $0.8525 per Common Unit, or $3.41 per Common Unit on an annualized basis, in respect of the second quarter of fiscal 2012, payable on May 8, 2012 to holders of record on May 1, 2012.

3.	Distributions of Available Cash

The Partnership makes distributions to its partners no later than 45 days after the end of each fiscal quarter of the Partnership in an aggregate amount equal to its Available Cash for such quarter.  Available Cash, as defined in the Partnership Agreement, generally means all cash on hand at the end of the respective fiscal quarter less the amount of cash reserves established by the Board of Supervisors in its reasonable discretion for future cash requirements.  These reserves are retained for the proper conduct of the Partnership's business, the payment of debt principal and interest and for distributions during the next four quarters.

The following summarizes the quarterly distributions per Common Unit declared and paid in respect of each of the quarters in the three fiscal years in the period ended September 24, 2011:

	Fiscal	Fiscal	Fiscal
	2011	2010	2009

First Quarter	$0.8525	$0.8350	$0.8100
Second Quarter	0.8525	0.8400	0.8150
Third Quarter	0.8525	0.8450	0.8250
Fourth Quarter	0.8525	0.8500	0.8300